Shareholder Report, Line Graph (Details) 194901_Aristotle Ultra Short Income Fund_Class I-2_TSR Annual {Class I-2} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 28, 2019	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 11,886	$ 11,237	$ 10,584	$ 10,345	$ 10,389	$ 9,819	$ 10,000	$ 12,463
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value	10,360	9,878	9,713	10,201	10,643	10,568	10,000	$ 10,811
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Short Treasury Total Return Index
Accumulated Value	$ 11,521	$ 10,965	$ 10,426	$ 10,194	$ 10,207	$ 10,192	$ 10,000	$ 11,992